Cover	Nov. 09, 2026
Cover [Abstract]
Document Type	8-K12B
Amendment Flag	false
Document Period End Date	Nov. 09, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-40805
Entity Registrant Name	Versa Bancorp
Entity Central Index Key	0002100848
Entity Tax Identification Number	41-3048391
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	250 Nicollet Mall
Entity Address, Address Line Two	Suite 720
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55401
City Area Code	612
Local Phone Number	429-0806
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	VRSA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false